Capital Acquisitions and Dispositions (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	CAD 3.7	CAD 2.3
Property, plant and equipment acquired, net disposed	112.5
Property, plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Decommissioning liability disposed	41.4
Exploration and evaluation assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Decommissioning liability disposed	CAD 104.0